UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilson, Kemp & Associates, Inc
Address: 255 E. Brown Street, Suite 200

         Birmingham, MI  48009

13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rose Bennett
Title:     VP Compliance
Phone:     248-594-5218

Signature, Place, and Date of Signing:

     Rose Bennett     Birmingham, MI     November 3, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank
       28-12565	                     Comerica Securities

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     118

Form13F Information Table Value Total:     $176,566  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3364    46865 SH       Sole                                      46865
AFLAC Incorporated             COM              001055102      531    15189 SH       Sole                                      15189
AT&T Inc.                      COM              00206R102     2688    94240 SH       Sole                                      94240
Abbott Laboratories            COM              002824100     2870    56116 SH       Sole                                      56116
Air Products & Chemical        COM              009158106      361     4725 SH       Sole                                       4725
Allstate Corporation           COM              020002101      360    15198 SH       Sole                                      15198
Altria Group                   COM              02209S103      215     8025 SH       Sole                                       8025
Ameren Corporation             COM              023608102      202     6800 SH       Sole                                       6800
American Electric Power        COM              025537101      287     7550 SH       Sole                                       7550
Amgen, Inc.                    COM              031162100      238     4322 SH       Sole                                       4322
Applied Nanotech Holdings      COM              63007X108        3    11000 SH       Sole                                      11000
Archer Daniels Midland         COM              039483102      206     8297 SH       Sole                                       8297
Automatic Data Processing      COM              053015103     4013    85109 SH       Sole                                      85109
BP PLC                         COM              055622104     2327    64518 SH       Sole                                      64518
Baker Hughes                   COM              057224107      266     5774 SH       Sole                                       5774
Bank of America Corp.          COM              060505104      597    97572 SH       Sole                                      97572
Baxter International           COM              071813109      323     5750 SH       Sole                                       5750
Berkshire Hathaway Inc. Cl. B  COM              084670702      313     4404 SH       Sole                                       4404
Block (H&R) Inc.               COM              093671105      280    21020 SH       Sole                                      21020
Boeing Company                 COM              097023105     2744    45350 SH       Sole                                      45350
Bristol-Myers Squibb Company   COM              110122108     3405   108495 SH       Sole                                     108495
Caterpillar Tractor Company    COM              149123101      359     4859 SH       Sole                                       4859
Cepheid Com                    COM              15670R107      233     6000 SH       Sole                                       6000
Chevron Corporation            COM              166764100     1779    19211 SH       Sole                                      19211
Chubb Corporation              COM              171232101      821    13686 SH       Sole                                      13686
Church & Dwight                COM              171340102      243     5500 SH       Sole                                       5500
Cincinnati Financial           COM              172062101      359    13631 SH       Sole                                      13631
Cintas Corporation             COM              172908105      277     9850 SH       Sole                                       9850
Cisco Systems                  COM              17275R102      698    45020 SH       Sole                                      45020
Citigroup                      COM              172967424      717    28010 SH       Sole                                      28010
Clorox Co.                     COM              189054109      226     3400 SH       Sole                                       3400
Coca-Cola Company              COM              191216100     2334    34554 SH       Sole                                      34554
Colgate-Palmolive Company      COM              194162103     1933    21800 SH       Sole                                      21800
Comerica, Inc.                 COM              200340107      667    29055 SH       Sole                                      29055
Computer Sciences Corporation  COM              205363104      638    23752 SH       Sole                                      23752
Conagra Foods, Inc.            COM              205887102     1148    47387 SH       Sole                                      47387
ConocoPhillips                 COM              20825C104      962    15198 SH       Sole                                      15198
Consolidated Edison            COM              209115104      788    13825 SH       Sole                                      13825
Costco Corporation             COM              22160K105      267     3250 SH       Sole                                       3250
DTE Energy                     COM              233331107      256     5226 SH       Sole                                       5226
Disney (Walt) Company          COM              254687106     2622    86944 SH       Sole                                      86944
Dominion Resources             COM              25746U109      608    11980 SH       Sole                                      11980
Dow Chemical                   COM              260543103     1561    69482 SH       Sole                                      69482
Du Pont (E.I. de Nemours)      COM              263534109     1061    26536 SH       Sole                                      26536
Duke Energy Corp.              COM              26441C105     1776    88852 SH       Sole                                      88852
EMC Corporation                COM              268648102     1576    75095 SH       Sole                                      75095
Emerson Electric Company       COM              291011104     2062    49916 SH       Sole                                      49916
Exelon Corporation             COM              30161N101      807    18940 SH       Sole                                      18940
Exxon Mobil Corporation        COM              30231G102     8154   112273 SH       Sole                                     112273
Fastenal                       COM              311900104      783    23526 SH       Sole                                      23526
Fifth Third Bancorp Com        COM              316773100      114    11300 SH       Sole                                      11300
General Dynamics Corporation   COM              369550108      216     3800 SH       Sole                                       3800
General Electric Company       COM              369604103     4445   292018 SH       Sole                                     292018
Gentex Corp.                   COM              371901109      204     8500 SH       Sole                                       8500
HCC Insurance Holdings         COM              404132102      418    15450 SH       Sole                                      15450
Halliburton Company            COM              406216101      885    28990 SH       Sole                                      28990
Heinz H.J. Co.                 COM              423074103      278     5500 SH       Sole                                       5500
Home Depot Incorporated        COM              437076102     1068    32482 SH       Sole                                      32482
Huntington Bancshares Inc.     COM              446150104       65    13500 SH       Sole                                      13500
Illinois Tool Works            COM              452308109      270     6500 SH       Sole                                       6500
Intel Corporation              COM              458140100     3908   183191 SH       Sole                                     183191
International Business Machine COM              459200101    14350    82061 SH       Sole                                      82061
J.P. Morgan Chase & Co.        COM              46625H100     2050    68067 SH       Sole                                      68067
Johnson & Johnson              COM              478160104     6135    96322 SH       Sole                                      96322
Kellogg Company                COM              487836108      221     4150 SH       Sole                                       4150
KeyCorp                        COM              493267108      129    21670 SH       Sole                                      21670
Kimberly Clark Corp.           COM              494368103     3321    46763 SH       Sole                                      46763
Kraft Foods Inc.               COM              50075N104     2439    72634 SH       Sole                                      72634
Lilly, Eli & Company           COM              532457108     1591    43031 SH       Sole                                      43031
Lincoln National Corporation   COM              534187109      163    10460 SH       Sole                                      10460
Marathon Oil Corp.             COM              565849106      305    14144 SH       Sole                                      14144
Marsh & McLennan Companies     COM              571748102      494    18600 SH       Sole                                      18600
McDonald's Corporation         COM              580135101     3363    38290 SH       Sole                                      38290
Medtronic Inc.                 COM              585055106     1431    43058 SH       Sole                                      43058
Merck & Company                COM              58933Y105     4787   146378 SH       Sole                                     146378
Microsoft Corporation          COM              594918104     2344    94193 SH       Sole                                      94193
New York Community Bancorp Inc COM              649445103      161    13529 SH       Sole                                      13529
Newell Rubbermaid Inc.         COM              651229106      154    13010 SH       Sole                                      13010
NextEra Energy Inc.            COM              65339F101     1427    26422 SH       Sole                                      26422
Nordstrom Inc.                 COM              655664100      306     6700 SH       Sole                                       6700
Novartis AG                    COM              66987V109      346     6200 SH       Sole                                       6200
Nuvasive                       COM              670704105      259    15200 SH       Sole                                      15200
PNM Resources, Inc.            COM              69349H107      348    21200 SH       Sole                                      21200
Parexel International Corp.    COM              699462107      189    10000 SH       Sole                                      10000
Paychex Inc.                   COM              704326107      737    27940 SH       Sole                                      27940
Pepsico, Incorporated          COM              713448108     6725   108649 SH       Sole                                     108649
Pfizer Incorporated            COM              717081103     4366   246939 SH       Sole                                     246939
Pharmaceutical Product Dev., I COM              717124101     2304    89805 SH       Sole                                      89805
Philip Morris Int'l Inc.       COM              718172109      501     8025 SH       Sole                                       8025
Pinnacle West Cap. Corp.       COM              723484101     1683    39205 SH       Sole                                      39205
Plum Creek Timber Co. LP       COM              729251108      950    27368 SH       Sole                                      27368
Procter & Gamble Company       COM              742718109     3683    58296 SH       Sole                                      58296
Progress Energy Inc.           COM              743263105     2549    49278 SH       Sole                                      49278
Qualcomm Incorporated          COM              747525103     1341    27585 SH       Sole                                      27585
RPM Intl., Inc.                COM              749685103      373    19958 SH       Sole                                      19958
Raytheon Co.                   COM              755111507      956    23390 SH       Sole                                      23390
Resmed, Inc.                   COM              761152107     1356    47100 SH       Sole                                      47100
Rockwell Automation Inc        COM              773903109     2091    37339 SH       Sole                                      37339
Rockwell Collins, Inc.         COM              774341101      893    16926 SH       Sole                                      16926
Royal Dutch Shell              COM              780259206     1626    26430 SH       Sole                                      26430
Schlumberger Ltd.              COM              806857108      489     8183 SH       Sole                                       8183
Southern Company               COM              842587107      614    14491 SH       Sole                                      14491
Spectra Energy Corp.           COM              847560109     1232    50223 SH       Sole                                      50223
Starbucks Corp                 COM              855244109      308     8250 SH       Sole                                       8250
Stryker Corporation            COM              863667101      634    13446 SH       Sole                                      13446
SunTrust Banks                 COM              867914103      442    24650 SH       Sole                                      24650
Sysco Corporation              COM              871829107      301    11609 SH       Sole                                      11609
Target Corporation             COM              87612E106     1799    36681 SH       Sole                                      36681
Texas Instruments              COM              882508104      241     9038 SH       Sole                                       9038
The Hershey Company            COM              427866108     1120    18900 SH       Sole                                      18900
Travelers Inc.                 COM              89417E109      467     9576 SH       Sole                                       9576
United Parcel Service Cl B     COM              911312106     1264    20011 SH       Sole                                      20011
United Technologies Company    COM              913017109      215     3050 SH       Sole                                       3050
Verizon Communications         COM              92343V104     2554    69405 SH       Sole                                      69405
Vodafone Group PLC             COM              92857W209     2708   105549 SH       Sole                                     105549
Wal-Mart Stores                COM              931142103     7414   142851 SH       Sole                                     142851
Walgreen Co.                   COM              931422109     2251    68442 SH       Sole                                      68442
Wells Fargo & Co.              COM              949746101      887    36758 SH       Sole                                      36758